Noncontrolling Interests	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Noncontrolling Interests
Noncontrolling interests

Net earnings/(loss) attributable to noncontrolling interests consists of the following:

	2013	2012
Net earnings/(loss) attributable to Class B partnership units of SponsorCo	$9,556	$(4,580)
Net earnings/(loss) attributable to Class A partnership units	(20,408)	10,678
Other net earnings attributable to noncontrolling interests	39	1,316
Total net earnings/(loss) attributable to noncontrolling interests	$(10,813)	$7,414